CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (unaudited) (USD $)	Preferred Stock	Common Stock	Common to be Issued	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, Amount at Dec. 31, 2013	$ 0	$ 37,073	$ 420,000	$ 5,896,890	$ (8,866,368)	$ 0	$ (2,512,405)
Beginning balance, Shares at Dec. 31, 2013	0	370,728,168	6,000,000
Shares issued in settlement of debt, Amount		13,411		1,451,667			1,465,078
Shares issued in settlement of debt, Shares		134,104,182
Shares issued for consulting services, amount		50		2,200			2,250
Shares issued for consulting services, shares		500,000
Sale of common stock, Amount		712		24,288			25,000
Sale of common stock, Shares		7,125,000
Reclassify fair value of warrants from equity to liability				(13,202)			(13,202)
Fair value of warrants issued in connection with notes payable				253,119			253,199
Fair value of warrants issued as director compensation				33,181			33,181
Reclassify fair value of warrants from liability to equity				7,677			7,677
Reclassify fair value of debt derivative to equity upon note repayment in full				168,786			168,786
Stock based compensation				378,415			378,415
Net loss					(4,027,705)	(29)	(4,027,734)
Ending balance, Amount at Jun. 30, 2014	$ 0	$ 51,246	$ 420,000	$ 8,203,021	$ (12,894,073)	$ (29)	$ (4,219,835)
Ending balance, Shares at Jun. 30, 2014	0	512,457,350	6,000,000